Leases - Summary of Detailed Information About Maturity Analysis Of Lease Liability (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019
Statement [line items]
Lease liabilities	€ 1,511	€ 1,977
Discounted [Member]
Statement [line items]
Lease liabilities	1,511
Discounted [Member] | Within one year [member]
Statement [line items]
Lease liabilities	271
Discounted [Member] | Between one and two years [member]
Statement [line items]
Lease liabilities	219
Discounted [Member] | Between two and three years [member]
Statement [line items]
Lease liabilities	174
Discounted [Member] | Between three and four years [member]
Statement [line items]
Lease liabilities	136
Discounted [Member] | Between four and five years [member]
Statement [line items]
Lease liabilities	112
Discounted [Member] | After five years [member]
Statement [line items]
Lease liabilities	599
Undiscounted [Member]
Statement [line items]
Lease liabilities	2,038
Undiscounted [Member] | Within one year [member]
Statement [line items]
Lease liabilities	275
Undiscounted [Member] | Between one and two years [member]
Statement [line items]
Lease liabilities	231
Undiscounted [Member] | Between two and three years [member]
Statement [line items]
Lease liabilities	193
Undiscounted [Member] | Between three and four years [member]
Statement [line items]
Lease liabilities	158
Undiscounted [Member] | Between four and five years [member]
Statement [line items]
Lease liabilities	135
Undiscounted [Member] | After five years [member]
Statement [line items]
Lease liabilities	€ 1,046